CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Variable Insurance Portfolios (1933 Act File No. 33-11466; 1940 Act File No. 811-5017) (“Registrant”) hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to Ivy VIP Small Cap Growth, a series of the Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 76 (“Amendment No. 76”) to its Registration Statement on Form N-1A, filed on August 6, 2018, and (b) the text of Amendment No. 76 was filed electronically.

IVY VARIABLE INSURANCE PORTFOLIOS

Dated: August 9, 2018	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary